Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of Reconciliation of Provision for Credit Loss

	Year Ended March 31,
(in thousands)	2024	2023
Credit loss on AFS debt securities (Note 5)	$—	$12,621
Bad debt expense on related party receivable (Note 9)	—	6,723
Bad debt expense on other receivables	6,016	1,236
Provision for credit losses	$6,016	$20,580